CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	May 11, 2020
Current assets:
Prepaid expenses	$ 11,101,000		$ 12,778,000			$ 15,679,000
Total current assets	385,273,000		375,029,000			331,955,000
Total Assets	2,595,043,000		2,578,007,000			2,513,715,000
Current liabilities:
Accounts payable	88,409,000		94,993,000			95,587,000
Accrued expenses	60,627,000		66,569,000			37,059,000
Total current liabilities	325,743,000		346,095,000			303,971,000
Derivative liabilities			13,073,000			31,325,000
Total Liabilities	2,176,140,000		2,191,342,000			2,219,318,000
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.02 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively	723,902,000		685,350,000
Shareholders' Deficit
Ordinary Shares	1,533,000		1,533,000			1,533,000
Additional paid-in capital	898,177,000		933,569,000			998,487,000
Accumulated deficit	(1,141,373,000)		(1,203,440,000)			(1,320,508,000)
Total Shareholders' Deficit	(353,429,000)		(346,741,000)			(367,288,000)
Total Liabilities and Shareholders' Deficit	2,595,043,000		2,578,007,000			2,513,715,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Current assets:
Cash	3,213		290,297			737,786
Prepaid expenses	76,792		243,042			656,869
Total current assets	80,005		533,339			1,394,655
Investments and cash held in Trust Account	829,905,195		828,616,552			828,291,565
Total Assets	829,985,200		829,149,891			829,686,220
Current liabilities:
Accounts payable	17,063		19,442			424,913
Accrued expenses	408,988		34,240			92,860
Accrued expenses - related party	469,100		345,650			100,000
Total current liabilities	895,151		399,332			617,773
Non-current accounts payable and accrued expenses	5,858,989		3,866,806
Working capital loan	1,065,000
Deferred underwriting commissions in connection with the initial public offering	28,980,000		28,980,000			28,980,000
Derivative liabilities	34,408,000		85,875,800			87,356,600
Total Liabilities	71,207,140		119,121,938			116,954,373
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.02 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively			828,000,000			828,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital
Accumulated deficit	(71,029,705)		(117,974,617)			(115,270,723)
Total Shareholders' Deficit	(71,027,135)	$ (100,952,179)	(117,972,047)	$ (95,686,501)	$ (87,886,410)	(115,268,153)	$ 0
Total Liabilities and Shareholders' Deficit	829,985,200		829,149,891			829,686,220
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Current liabilities:
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.02 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively			828,000,000
Class A common stock subjected to possible redemption | Cik0001812667 Cc Neuberger Principal Holdings Ii
Current liabilities:
Class A ordinary shares, $0.0001 par value; 82,800,000 shares subject to possible redemption at $10.02 and $10.00 per share at June 30, 2022 and December 31, 2021, respectively	829,805,195		828,000,000
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii
Shareholders' Deficit
Ordinary Shares	$ 2,570		$ 2,570			$ 2,570